Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 1,686,367	$ 1,379,180
Restricted cash	113,052	100,564
Trade receivables	76,749	48,499
Flight equipment held for operating leases, net	57,885,907	57,796,320
Investment in finance leases, net	1,809,917	1,807,494
Flight equipment held for sale	404,082	1,104,310
Maintenance rights and lease premium, net	1,443,318	1,677,407
Prepayments on flight equipment	4,106,902	4,272,766
Other intangibles, net	106,851	117,789
Deferred tax assets	170,330	172,877
Associated companies	1,414,079	1,315,306
Other assets	1,966,258	1,879,278
Total Assets	71,183,812	71,671,790
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,759,511	1,897,392
Accrued maintenance liability	3,656,836	3,534,388
Lessee deposit liability	1,184,401	1,185,033
Debt	42,773,528	43,565,321
Deferred tax liabilities	3,399,956	3,166,165
Commitments and contingencies
Total Liabilities	52,774,232	53,348,299
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of June 30, 2026 and December 31, 2025; 170,043,739 and 179,043,739 ordinary shares issued and 157,184,065 and 166,876,547 ordinary shares outstanding (including 2,754,000 and 4,135,620 shares of unvested restricted stock) as of June 30, 2026 and December 31, 2025, respectively	2,163	2,267
Additional paid-in capital	2,432,636	3,517,963
Treasury shares, at cost (12,859,674 and 12,167,192 ordinary shares as of June 30, 2026 and December 31, 2025, respectively)	(1,758,066)	(1,467,321)
Accumulated other comprehensive income (loss)	12,954	(50,210)
Accumulated retained earnings	17,719,686	16,320,581
Total AerCap Holdings N.V. shareholders’ equity	18,409,373	18,323,280
Non-controlling interest	207	211
Total Equity	18,409,580	18,323,491
Total Liabilities and Equity	71,183,812	71,671,790
Variable interest entity, primary beneficiary
Assets
Restricted cash	31,862	32,875
Flight equipment held for operating leases, net	2,501,002	2,626,159
Other assets	28,147	29,914
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	85,513	79,006
Accrued maintenance liability	152,706	152,006
Debt	$ 1,105,309	$ 1,113,533